Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income(4) ($ millions)	Adjusted EBITDA(5) ($ millions)
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$7,194,436	$(14,062,706)	$2,181,904	$(2,070,640)	$180.91	$224.26	$28	$1,063
2023	$8,391,649	$4,663,073	$2,472,306	$1,619,850	$240.67	$188.04	$476	$1,061
2022	$8,594,799	$20,813,067	$2,444,495	$4,501,198	$244.29	$151.37	$340	$970
2021	$17,660,600	$47,137,307	$4,713,101	$8,546,475	$220.88	$161.27	$160	$740
2020	$6,276,605	$9,893,532	$2,009,027	$3,024,177	$125.31	$114.85	$74	$534

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Our principal executive officer (PEO) for 2020-2024 is Mr. Soultz. The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: Mr. Boswell (2020-2024), Mr. Lopez (2020-2024), Ms. Shanks (2020-2024), Mr. Parkes (2022-2024), Ms. Gorcyca (2023-2024), Mr. Christopher J. Miner (2020-2022), and Mr. Kelly Williams (2020-2021).
Peer Group Issuers, Footnote	The Peer Group for which Total Shareholder Return is provided in column (g) for each listed fiscal year consists of the constituent companies in the S&P MidCap 400 Index listed as our compensation benchmarking peer group in the Compensation Discussion & Analysis for fiscal year 2024.
PEO Total Compensation Amount	$ 7,194,436	$ 8,391,649	$ 8,594,799	$ 17,660,600	$ 6,276,605
PEO Actually Paid Compensation Amount	$ (14,062,706)	4,663,073	20,813,067	47,137,307	9,893,532
Adjustment To PEO Compensation, Footnote	The following amounts were deducted from or added to total compensation in the Summary Compensation Table (SCT) in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
PEO SCT Total to CAP Reconciliation

Fiscal Year	2020	2021	2022	2023	2024
SCT Total	$6,276,605	$17,660,600	$8,594,799	$8,391,649	$7,194,436
- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$0	$0	$0	$0	$0
+ Service Cost of Pension in Fiscal Year	$0	$0	$0	$0	$0
+ Prior Service Cost of Pension in Fiscal Year	$0	$0	$0	$0	$0
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(3,593,204)	$(14,635,168)	$(5,103,737)	$(5,665,871)	$(5,659,553)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$6,223,671	$30,020,871	$8,174,053	$4,131,113	$2,440,813
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$2,694,702	$13,368,813	$10,303,770	$(3,668,762)	$(18,670,417)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(1,708,241)	$722,191	$(1,155,818)	$1,474,944	$632,015
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0	$0
+ Dividends Accrued During Fiscal Year	$0	$0	$0	$0	$0
Compensation Actually Paid	$9,893,532	$47,137,307	$20,813,067	$4,663,073	$(14,062,706)

Non-PEO NEO Average Total Compensation Amount	$ 2,181,904	2,472,306	2,444,495	4,713,101	2,009,027
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,070,640)	1,619,850	4,501,198	8,546,475	3,024,177
Adjustment to Non-PEO NEO Compensation Footnote	The following amounts were deducted from or added to total compensation in the Summary Compensation Table (SCT) in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2020	2021	2022	2023	2024
Average SCT Total	$2,009,027	$4,713,101	$2,444,495	$2,472,306	$2,181,904
- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$0	$0	$0	$0	$0
+ Service Cost of Pension in Fiscal Year	$0	$0	$0	$0	$0
+ Prior Service Cost of Pension in Fiscal Year	$0	$0	$0	$0	$0
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(1,212,320)	$(3,314,083)	$(1,356,246)	$(1,491,647)	$(1,400,172)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$2,148,971	$5,205,205	$1,831,987	$1,066,149	$516,254
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$197,467	$1,491,613	$1,623,529	$(633,986)	$(3,313,983)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$147,770	$208,160	$0	$9,018
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(118,969)	$302,869(i)	$(250,726)	$207,028	$184,204
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0	$(247,865)
+ Dividends Accrued During Fiscal Year	$0	$0	$0	$0	$0
Average Compensation Actually Paid	$3,024,177	$8,546,475	$4,501,198	$1,619,850	$(2,070,640)
(i) Certain of Mr. Williams’ equity awards were modified in February 2021 as part of his Separation and Release Agreement, consistent with his employment agreement. The rules prescribed by the SEC did not specify how compensation actually paid should reflect the incremental fair value expense recorded in connection with the modification and reported in the “Stock Awards” column. As compensation actually paid is meant to track the value of an equity award over the course of its vesting period, we are not adding any additional fair value when calculating the “Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year” as we believe this methodology best reflects the value of the award to Mr. Williams.

Compensation Actually Paid vs. Total Shareholder Return	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during the period 2020-2024.
Compensation Actually Paid vs. Net Income
The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Adjusted EBITDA during the period 2020-2024.
(1) In 2024, the Company generated $28 million of net income, which included $225 million of one-time, non-recurring payments for the McGrath termination fee and transaction costs from terminated transactions, as well as a non-cash impairment loss on an intangible asset of $133 million. Excluding these costs and other relevant expenses, the Company generated $310 million of Adjusted Income from Continuing Operations in 2024, which is a non-GAAP financial measure. Reconciliations to comparable GAAP measures can be found in the Appendix.

Compensation Actually Paid vs. Company Selected Measure	The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Adjusted EBITDA during the period 2020-2024.
Total Shareholder Return Vs Peer Group	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during the period 2020-2024.
Tabular List, Table

Most Important Financial Measures
•Adjusted EBITDA
•Lease Revenue
•Relative TSR
•Stock Price

Total Shareholder Return Amount	$ 180.91	240.67	244.29	220.88	125.31
Peer Group Total Shareholder Return Amount	224.26	188.04	151.37	161.27	114.85
Net Income (Loss)	$ 28,000,000	$ 476,000,000	$ 340,000,000	$ 160,000,000	$ 74,000,000
Company Selected Measure Amount	1,063,000,000	1,061,000,000	970,000,000	740,000,000	534,000,000
PEO Name	Mr. Soultz	Mr. Soultz	Mr. Soultz	Mr. Soultz	Mr. Soultz
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our Named Executive Officers (NEOs) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.
As discussed in our Compensation Discussion and Analysis, our pay-for-performance philosophy aligns our executive officers’ compensation with our short-term and long-term objectives as well as emphasizing stockholder value creation. While the Compensation Committee did not use the information provided below to determine compensation for our NEOs for 2024, the results are aligned with this philosophy. We have grown Adjusted EBITDA from continuing and discontinued operations, the primary metric of our short-term cash incentive plan, from $534 million in 2020 to $740 million in 2021 to $970 million in 2022 and further to $1.06 billion in 2023, year-over-year increases of 39%, 31% and 9%, respectively.
Our stockholders have seen a return of 141% over this four-year period; outperforming both our indexed peer group and the broader S&P 400 Index. In turn, our NEOs’ compensation, which is primarily equity-based, has appreciated compared to the values when they were first awarded. In 2024, Adjusted EBITDA was flat compared to 2023 and share price declined, resulting in a significant loss of value for our executives as illustrated by the negative Compensation Actually Paid (CAP) figures. CAP has been determined under the SEC-defined methodology and the figures below do not represent compensation actually realized. However, for equity-based compensation, in addition to equity that has vested in the applicable year, CAP includes the change in fair value for unvested awards. Importantly, these unvested award values have not actually been earned or realized by the executives. For Messrs. Soultz and Boswell, CAP values include the special one-time Performance-Based RSU awards granted in 2021, which have served to both retain and motivate them thus far in the execution of our long-term strategic plan.
In 2024, the Company generated $28 million of net income, which included $225 million of one-time, non-recurring payments for the McGrath termination fee and transaction costs from terminated transactions, as well as a non-cash impairment loss on an intangible asset of $133 million. Excluding these costs and other relevant expenses, the Company generated $310 million of Adjusted Income from Continuing Operations in 2024, which is a non-GAAP financial measure. Reconciliations to comparable GAAP measures can be found in the Appendix.
The three items listed below represent the most important performance metrics we used to determine CAP for 2024 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Short-Term Incentive Plan” and “2024 Long-Term Incentive Awards.”

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP financial measure and represents Adjusted EBITDA from continuing and discontinued operations at budgeted foreign exchange rates. Reconciliations to comparable GAAP measures can be found in the Appendix.
Measure:: 2
Pay vs Performance Disclosure
Name	Lease Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,440,813	4,131,113	8,174,053	30,020,871	6,223,671
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,670,417)	(3,668,762)	10,303,770	13,368,813	2,694,702
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	632,015	1,474,944	(1,155,818)	722,191	(1,708,241)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,659,553)	(5,665,871)	(5,103,737)	(14,635,168)	(3,593,204)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	516,254	1,066,149	1,831,987	5,205,205	2,148,971
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,313,983)	(633,986)	1,623,529	1,491,613	197,467
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,018	0	208,160	147,770	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	184,204	207,028	(250,726)	302,869	(118,969)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(247,865)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,400,172)	$ (1,491,647)	$ (1,356,246)	$ (3,314,083)	$ (1,212,320)